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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
           Pioneer Ibbotson Asset

Allocation Series

 April 30, 2012

Ticker Symbols:

 Class

 Conservative

 Allocation

 Fund

 Moderate

 Allocation

 Fund

 Growth

 Allocation

 Fund

 Aggressive

 Allocation

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 PIAAX

 B

 PIBVX

 PIBLX

 GRABX

 IALBX

 C

 PICVX

 PIDCX

 GRACX

 IALCX

 Y

 IBBCX

 IMOYX

 IBGYX

 IBAYX

Schedule of Investments |4/30/12  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund

chedule of Investments

 Shares

 Value

 MUTUAL FUNDS —94.4%

 PIONEER FUNDS* —94.4%

262,364

 Pioneer Absolute Return Credit Fund Class Y

$
2,526,561

1,332,769

 Pioneer Bond Fund Class Y

12,834,561

70,039

 Pioneer Cullen Value Fund Class Y

1,302,717

128,922

 Pioneer Disciplined Growth Fund Class Y

1,340,790

204,379

 Pioneer Disciplined Value Fund Class Y

1,788,314

23,939

 Pioneer Emerging Markets Fund Class Y

636,769

39,002

 Pioneer Equity Income Fund Class Y

1,097,507

91,626

 Pioneer Floating Rate Fund Class Y

632,221

57,110

 Pioneer Fund Class Y

2,402,041

101,598

 Pioneer Fundamental Growth Fund Class Y

1,343,123

111,187

 Pioneer Global Aggregate Bond Fund Class Y

1,261,972

215,637

 Pioneer Global Equity Fund Class Y

2,089,526

382,078

 Pioneer Global High Yield Fund Class Y

3,732,898

21,499

 Pioneer Growth Opportunities Fund Class Y

667,974

237,935

 Pioneer High Yield Fund Class Y

2,398,384

180,014

 Pioneer International Value Fund Class Y

3,301,452

57,397

 Pioneer Mid Cap Value Fund Class Y

1,308,066

62,628

 Pioneer Multi-Asset Floating Rate Fund Class Y

628,163

7,827

 Pioneer Real Estate Shares Fund Class Y

192,236

123,685

 Pioneer Research Fund Class Y

1,333,323

32,815

 Pioneer Select Mid Cap Growth Fund Class Y

674,029

1,282,141

 Pioneer Short Term Income Fund Class Y

12,385,485

422,056

 Pioneer Strategic Income Fund Class Y

4,617,287

 TOTAL MUTUAL FUNDS

 (Cost $54,117,852)

$
60,495,399

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—5.4%

 TIME DEPOSIT — 5.4%

$
3,439,974

 JPMorgan Chase London, 0.03%, 5/1/12

$
3,439,974

 TOTAL TIME DEPOSIT

 (Cost $3,439,974)

$
3,439,974

 TOTAL INVESTMENTS IN SECURITIES — 99.8%

 (Cost $57,557,826)  (a)

$
63,935,373

 OTHER ASSETS AND LIABILITIES -0.2%

$
102,074

 TOTAL NET ASSETS — 100.0%

$
64,037,447

*

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $57,557,826 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

$
6,417,054

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

(39,507
)

 Net unrealized gain

$
6,377,547

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments |4/30/12  (unaudited)

Pioneer Ibbotson Conservative Allocation Fund   (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
60,495,399

$
–

$
–

$
60,495,399

 Temporary Cash Investment

–

3,439,974

–

3,439,974

 Total

$
60,495,399

$
3,439,974

$
–

$
63,935,373

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —96.8%

 PIONEER FUNDS* —96.8%

506,546

 Pioneer Absolute Return Credit Fund Class Y

$
4,878,039

2,477,221

 Pioneer Bond Fund Class Y

23,855,642

427,588

 Pioneer Cullen Value Fund Class Y

7,953,140

793,590

 Pioneer Disciplined Growth Fund Class Y

8,253,339

952,657

 Pioneer Disciplined Value Fund Class Y

8,335,748

289,807

 Pioneer Emerging Markets Fund Class Y

7,708,878

185,816

 Pioneer Equity Income Fund Class Y

5,228,872

260,220

 Pioneer Fund Class Y

10,944,859

632,241

 Pioneer Fundamental Growth Fund Class Y

8,358,224

253,817

 Pioneer Global Aggregate Bond Fund Class Y

2,880,821

1,431,428

 Pioneer Global Equity Fund Class Y

13,870,536

740,988

 Pioneer Global High Yield Fund Class Y

7,239,449

209,595

 Pioneer Growth Opportunities Fund Class Y

6,512,117

391,278

 Pioneer High Yield Fund Class Y

3,944,085

878,480

 Pioneer International Value Fund Class Y

16,111,320

513,535

 Pioneer Mid Cap Value Fund Class Y

11,703,463

133,155

 Pioneer Multi-Asset Floating Rate Fund Class Y

1,335,548

202,689

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

6,040,121

114,589

 Pioneer Real Estate Shares Fund Class Y

2,814,299

406,363

 Pioneer Research Fund Class Y

4,380,591

215,938

 Pioneer Select Mid Cap Growth Fund Class Y

4,435,358

2,421,600

 Pioneer Short Term Income Fund Class Y

23,392,656

384,956

 Pioneer Strategic Income Fund Class Y

4,211,424

 TOTAL MUTUAL FUNDS

 (Cost $165,466,164)

$
194,388,529

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—3.1%

 TIME DEPOSIT — 3.1%

$
6,220,318

 Citibank London, 0.03%, 5/1/12

$
6,220,318

 TOTAL TIME DEPOSIT

 (Cost $6,220,318)

$
6,220,318

 TOTAL INVESTMENTS IN SECURITIES — 99.9%

 (Cost $171,686,482)  (a)

$
200,608,847

 OTHER ASSETS AND LIABILITIES -0.1%

$
134,574

 TOTAL NET ASSETS — 100.0%

$
200,743,421

*

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $171,686,482 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

$
28,964,112

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

(41,747
)

 Net unrealized gain

$
28,922,365

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Moderate Allocation Fund  (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
194,388,529

$
–

$
–

$
194,388,529

 Temporary Cash Investment

–

6,220,318

–

6,220,318

 Total

$
194,388,529

$
6,220,318

$
–

$
200,608,847

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Growth Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.1%

 PIONEER FUNDS* —99.1%

2,115,571

 Pioneer Bond Fund Class Y

$
20,372,952

511,795

 Pioneer Cullen Value Fund Class Y

9,519,392

1,052,609

 Pioneer Disciplined Growth Fund Class Y

10,947,138

1,234,497

 Pioneer Disciplined Value Fund Class Y

10,801,847

438,807

 Pioneer Emerging Markets Fund Class Y

11,672,274

303,086

 Pioneer Equity Income Fund Class Y

8,528,833

268,710

 Pioneer Fund Class Y

11,301,934

950,537

 Pioneer Fundamental Growth Fund Class Y

12,566,104

304,413

 Pioneer Global Aggregate Bond Fund Class Y

3,455,088

1,730,085

 Pioneer Global Equity Fund Class Y

16,764,522

448,830

 Pioneer Global High Yield Fund Class Y

4,385,067

289,930

 Pioneer Growth Opportunities Fund Class Y

9,008,137

176,016

 Pioneer High Yield Fund Class Y

1,774,245

660

 Pioneer Independence Fund Class Y

8,426

1,307,960

 Pioneer International Value Fund Class Y

23,987,985

674,123

 Pioneer Mid Cap Value Fund Class Y

15,363,266

597

 Pioneer Oak Ridge Large Cap Growth Fund Class Y

8,416

213,774

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

6,370,458

227,717

 Pioneer Real Estate Shares Fund Class Y

5,592,736

662,935

 Pioneer Research Fund Class Y

7,146,434

288,702

 Pioneer Select Mid Cap Growth Fund Class Y

5,929,938

1,761,637

 Pioneer Short Term Income Fund Class Y

17,017,415

402,054

 Pioneer Strategic Income Fund Class Y

4,398,476

641

 Pioneer Value Fund Class Y

7,656

 TOTAL MUTUAL FUNDS

 (Cost $182,113,531)

$
216,928,739

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.9%

 TIME DEPOSIT — 0.9%

$
1,862,564

 Citibank London, 0.03%, 5/1/12

$
1,862,564

 TOTAL TIME DEPOSIT

 (Cost $1,862,564)

$
1,862,564

 TOTAL INVESTMENTS IN SECURITIES — 100.0%

 (Cost $183,976,095)  (a)

$
218,791,303

 OTHER ASSETS AND LIABILITIES -0.0%

$
29,850

 TOTAL NET ASSETS — 100.0%

$
218,821,153

*

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $183,976,095 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

$
34,815,208

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

–

 Net unrealized gain

$
34,815,208

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Growth Allocation Fund (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
216,928,739

$
–

$
–

$
216,928,739

 Temporary Cash Investment

–

1,862,564

–

1,862,564

 Total

$
216,928,739

$
1,862,564

$
–

$
218,791,303

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund

 Shares

 Value

 MUTUAL FUNDS —99.5%

 PIONEER FUNDS* —99.5%

 756,020

 Pioneer Bond Fund Class Y

 $ 7,280,475

 274,419

 Pioneer Cullen Value Fund Class Y

   5,104,200

 521,864

 Pioneer Disciplined Growth Fund Class Y

   5,427,385

 672,841

 Pioneer Disciplined Value Fund Class Y

   5,887,361

 322,627

 Pioneer Emerging Markets Fund Class Y

   8,581,869

 171,703

 Pioneer Equity Income Fund Class Y

   4,831,716

 162,382

 Pioneer Fund Class Y

   6,829,789

 500,943

 Pioneer Fundamental Growth Fund Class Y

   6,622,472

 1,129,204

 Pioneer Global Equity Fund Class Y

   10,941,989

 176,390

 Pioneer Growth Opportunities Fund Class Y

   5,480,449

 1,023,327

 Pioneer International Value Fund Class Y

   18,767,810

 555,732

 Pioneer Mid Cap Value Fund Class Y

   12,665,122

 157,040

 Pioneer Oak Ridge Small Cap Growth Fund Class Y

   4,679,800

 182,063

 Pioneer Real Estate Shares Fund Class Y

   4,471,470

 336,200

 Pioneer Research Fund Class Y

   3,624,232

 226,550

 Pioneer Select Mid Cap Growth Fund Class Y

   4,653,331

 220,620

 Pioneer Short Term Income Fund Class Y

   2,131,192

 219,569

 Pioneer Strategic Income Fund Class Y

   2,402,080

 TOTAL MUTUAL FUNDS

 (Cost $97,563,258)

 $ 120,382,742

 Principal

 Amount

 TEMPORARY CASH INVESTMENT—0.3%

 TIME DEPOSIT — 0.3%

 $326,881

 Citibank London, 0.03%, 5/1/12

 $ 326,881

 TOTAL TIME DEPOSIT

 (Cost $326,881)

 $ 326,881

 TOTAL INVESTMENTS IN SECURITIES — 99.8%

 (Cost $97,890,139)  (a)

 $ 120,709,623

 OTHER ASSETS AND LIABILITIES -0.2%

 $ 284,857

 TOTAL NET ASSETS — 100.0%

 $ 120,994,480

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $97,890,139 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 22,819,484

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   –

 Net unrealized gain

 $ 22,819,484

Pioneer Ibbotson Asset Allocation Series | Quarterly Reporting | 4/30/12

Schedule of Investments | 4/30/12 (unaudited)

Pioneer Ibbotson Aggressive Allocation Fund  (continued)

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

 credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

$
120,382,742

$
–

$
–

$
120,382,742

 Temporary Cash Investment

–

326,881

–

326,881

 Total

$
120,382,742

$
326,881

$
–

$
120,709,623

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Ibbotson Asset Allocation Series By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date June 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date June 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date June 29, 2012 * Print the name and title of each signing officer under his or her signature.